Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	750,000,000	750,000,000
Ordinary shares, shares issued	13,847,500	13,647,500
Ordinary shares, shares outstanding	13,847,500	13,647,500